Significant Accounting Policies (Details) - Schedule of operating lease income from fixed payments and variable lease income - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Operating Lease Income From Fixed Payments And Variable Lease Income Abstract
Operating lease income from fixed payments	¥ 161,336	¥ 181,581
Variable operating lease income		3,498
Total	¥ 161,336	¥ 185,079